INCOME TAX (Tables)	11 Months Ended	12 Months Ended
	Dec. 02, 2021	Dec. 31, 2022
Schedule of net deferred tax assets

	December 31,
	2022	2021
Deferred tax assets:
Investment in P3 LLC	$20,684	$—
Net operating loss carryforwards	17,601	6,922
Accrued liabilities	2,764	3,307
Goodwill and identifiable intangible assets	589	—
Section 163j interest limitation	1,995	1,232
Other deferred tax assets	94	3
Total deferred tax assets	43,727	11,464
Less: valuation allowance	(43,558)	(9,621)
Net deferred tax assets	169	1,843
Deferred tax liabilities:
Other deferred tax liabilities	(150)	(87)
Operating lease, right-of-use assets	(19)	—
Goodwill and identifiable intangible assets	—	(1,756)
Total deferred tax liabilities	(169)	(1,843)
Net deferred tax asset	$—	$—

Schedule of income tax provision (benefit)

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Current income taxes:
Federal	$111	$—	$—
State	1,751	—	—
Total current income taxes	$1,862	$—	$—
Deferred income taxes:
Federal	—	—	—
State	—	—	—
Total deferred income taxes	—	—	—
Total income tax expense	$1,862	$—	$—

Schedule of reconciliation of federal statutory income tax rate

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Tax at federal statutory rate	$(327,536)	$(12,166)	$(30,744)
Non-controlling interest and nontaxable income	260,020	8,359	30,744
Change in valuation allowance	33,961	2,832	—
Investment in P3 LLC	35,147	1,550	—
Other reconciling items	270	(575)	—
Total	$1,862	$—	$—

Effective tax rate	(0.1)%	—%	—%

Foresight Acquisition Corp
Schedule of net deferred tax assets

	December 2,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$38,800	$480
Startup/Organization Expenses	4,728,629	—
Total deferred tax assets, net	4,767,429	480
Valuation Allowance	(4,767,429)	(480)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of income tax provision (benefit)

	For the period from	For the period from
	January 1, 2021 through	August 20, 2020 (inception)
	December 2,	through December 31,
	2021	2020
Federal
Current	$—	$—
Deferred benefit	(4,773,438)	(480)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	4,773,438	480
Income tax provision	$—	$—

Schedule of reconciliation of federal statutory income tax rate

	December 2,	December 31,
	2021	2020
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(1.76)%	0.00%
Transaction costs incurred in connection with IPO	0.00%	0.00%
Fair value of warrant liability in excess of proceeds from Private Placement	0.00%	0.00%
Change in valuation allowance	(19.24)%	(21.00)%
Income tax provision	0.00%	0.00%